SHAREHOLDERS' EQUITY (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized		$ 104,920	$ 73,529	$ 64,345
Capitalized share-based compensation expense		2,282	1,522	380
Total share-based compensation		107,202	75,051	64,725
Cost of revenues
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized		10,406	7,681	2,720
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized		32,957	21,779	12,142
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized		33,457	23,135	10,068
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation, net of amounts capitalized	[1]	$ 28,100	$ 20,934	$ 39,415

[1]	Share-based compensation expenses in 2020 includes costs related to the fair value of fully vested options granted to the Company’s Co-CEO in December 2020 in the amount of $30,424.